CONSOLIDATED STATEMENTS OF COMPREHENSIVE LOSS ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2024 CNY (¥) ¥ / shares shares	Dec. 31, 2024 USD ($) $ / shares shares	Dec. 31, 2023 CNY (¥) ¥ / shares shares	Dec. 31, 2022 CNY (¥) ¥ / shares shares
Revenues	¥ 316,170	$ 43,315	¥ 290,232	¥ 328,822
Cost of revenues	(107,136)	(14,678)	(90,946)	(103,057)
Gross profit	209,034	28,637	199,286	225,765
Operating expenses
Research and development	(94,816)	(12,990)	(121,806)	(154,476)
Sales and marketing	(84,900)	(11,631)	(82,705)	(98,324)
General and administrative	(45,448)	(6,226)	(45,653)	(105,404)
Total operating expenses	(225,164)	(30,847)	(250,164)	(358,204)
Other operating income	6,229	853	10,361	31,531
Loss from operations	(9,901)	(1,357)	(40,517)	(100,908)
Foreign exchange (loss)/income	122	17	(18)	(2,866)
Interest income	2,881	395	1,200	2,321
Interest expense	(132)	(18)	(808)	(3,136)
Share of loss from equity method investment | ¥			(450)
Gains from fair value change	133	18	30	897
Other (loss)/income	238	33	(23,991)	(5,213)
Loss before income taxes	(6,659)	(912)	(64,554)	(108,905)
Income tax benefits/(expenses)	(110)	(15)	1,886	455
Net loss	(6,769)	(927)	(62,668)	(108,450)
Less: net (loss)/income attributable to noncontrolling interests and redeemable noncontrolling interests	277	38	(570)	(1,486)
Net loss attributable to Aurora Mobile Limited's shareholders	(7,046)	(965)	(62,098)	(106,964)
Other comprehensive income
Foreign currency translation adjustments	817	112	919	5,853
Total other comprehensive income, net of tax	817	112	919	5,853
Total comprehensive loss	(5,952)	(815)	(61,749)	(102,597)
Less: comprehensive (loss)/income attributable to noncontrolling interests and redeemable noncontrolling interests	277	38	(570)	(1,486)
Comprehensive loss attributable to Aurora Mobile Limited's shareholders	¥ (6,229)	$ (853)	¥ (61,179)	¥ (101,111)
Class A Common Shares
Net loss per share for class A and class B common shares:
Earnings Per Share, Basic | (per share)	¥ (0.09)	$ (0.01)	¥ (0.78)	¥ (1.35)
Earnings Per Share, Diluted | (per share)	¥ (0.09)	$ (0.01)	¥ (0.78)	¥ (1.35)
Weighted average shares used in computing net loss per share attributable to common shares:
Common Shares - basic	62,802,678	62,802,678	62,688,838	62,296,172
Common Shares - diluted	62,802,678	62,802,678	62,688,838	62,296,172
Class B Common Shares
Net loss per share for class A and class B common shares:
Earnings Per Share, Basic | (per share)	¥ (0.09)	$ (0.01)	¥ (0.78)	¥ (1.35)
Earnings Per Share, Diluted | (per share)	¥ (0.09)	$ (0.01)	¥ (0.78)	¥ (1.35)
Weighted average shares used in computing net loss per share attributable to common shares:
Common Shares - basic	17,000,189	17,000,189	17,000,189	17,000,189
Common Shares - diluted	17,000,189	17,000,189	17,000,189	17,000,189